Deposits	12 Months Ended
Mar. 31, 2021
Deposits
14
. Deposits
Deposits include demand deposits, which are
non-interest-bearing,
and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2020 and March 31, 2021 were as follows:

	As of March 31,
	2020	2021	2021
	(In millions)
Interest-bearing:
Savings deposits	Rs.3,103,769.5	Rs.4,034,924.8	US$	55,167.1
Time deposits	6,626,711.8	7,191,543.0		98,325.8

Total interest-bearing deposits	9,730,481.3	11,226,467.8		153,492.9
Non-interest-bearing deposits	1,731,590.0	2,110,762.4		28,859.2

Total	Rs.11,462,071.3	Rs.13,337,230.2	US$	182,352.1

As of March 31, 2020 and March 31, 2021, time deposits of Rs. 5,233,225.0 million and Rs. 5,901,654.6 million, respectively, had a residual maturity of one year or less. The remaining deposits mature between one and ten years.
As of March 31, 2020 and March 31, 2021, time deposits in excess of Rs. 0.1 million aggregated Rs. 6,397,698.1 million and Rs. 6,969,220.2 million, respectively.
As of March 31, 2021, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2021
	(In millions)
Due to mature in the fiscal year ending March 31:
2022	Rs.	5,901,654.6	US$	80,689.8
2023		739,927.7		10,116.6
2024		227,574.0		3,111.5
2025		62,326.9		852.2
2026		205,134.6		2,804.7
Thereafter		54,925.2		751.0

Total	Rs.	7,191,543.0	US$	98,325.8